Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

September 3, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Municipal Trust (File Nos. 333-14725 and 811-07873)
Filing Pursuant to Rule 485(a) under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 22 (“PEA No. 22”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 22 is to register a new series of the Trust: the Nuveen Inflation Protected Municipal Bond Fund.

Please contact me at (202) 739-5778 or Christopher Rohrbacher at (312) 917-7862 with your questions and comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum